Deferred tax (Tables)	6 Months Ended
Jun. 30, 2019
Deferred tax
Schedule of deferred tax assets and liabilities

	Half year 2019 £m
				Movement	Other
				through	movements
				other	including
		Reclassification	Movement in	comprehensive	foreign
		as held for	income	income and	currency
	At 1 Jan	distribution*	statement	equity	movements	At 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	113	—	(13)	—	(97)	3
Balances relating to investment and insurance contracts	1	—	—	—	—	1
Short-term temporary differences	2,339	(115)	392	(1)	5	2,620
Capital allowances	15	(11)	(1)	—	—	3
Unused tax losses	127	—	8	—	—	135
Total	2,595	(126)	386	(1)	(92)	2,762

Deferred tax liabilities
Unrealised losses or gains on investments	(867)	827	(40)	(459)	74	(465)
Balances relating to investment and insurance contracts	(1,002)	—	(189)	—	2	(1,189)
Short-term temporary differences	(2,097)	183	(139)	16	(5)	(2,042)
Capital allowances	(56)	51	—	—	—	(5)
Total	(4,022)	1,061	(368)	(443)	71	(3,701)

*The Group’s UK and Europe operations are classified as discontinued operations at 30 June 2019 (as described in note A2).